June 13, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:	Dreyfus Institutional Preferred Money Market Funds -Dreyfus Institutional Preferred Plus Money Market Fund 1940 Act No. 811-08211 PRE 14A Filing

Ladies and Gentlemen:

For filing is a preliminary proxy statement for Dreyfus Institutional Preferred Money Market Funds (the “Registrant”) on Schedule 14A, filed on behalf of its series Dreyfus Institutional Preferred Plus Money Market Fund. If you have any comments, please feel free to contact me at (212) 922-6906.

Regards,
/s/ Elyse Cardona
Elyse Cardona